MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, NY 10010

VIA EDGAR

March 31, 2023

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: MainStay Funds Trust (the “Registrant”)

 SEC File Nos. 333-160918 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 181 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 189 under the Investment Company Act of 1940, which became effective on March 30, 2023.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 973-610-0124.

Very truly yours,

/s/Thomas C. Humbert, Jr.

Thomas C. Humbert, Jr.

Assistant Secretary